Related party transactions -Compensation for Executive Management and Board of Directors (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related party transactions [abstract]
Fees, salaries and other short-term employee benefits	$ 2,519	$ 1,912
Post-employment benefits	493	396
Share-based compensation	7,717	8,449
Total compensation for Executive Management and BOD	$ 10,729	$ 10,757